Other income	12 Months Ended
Jun. 30, 2023
Other income [Abstract]
Other income
Note 5.  Other income

	Consolidated
	Year ended 30 June 2023	Year ended 30 June 2022	Year ended 30 June 2021 (restated*)
	US$’000	US$’000	US$’000

Net gain on disposal of other assets	3,117	-	-
Government grants	-	-	165
Insurance recoveries	-	-	418
Other	20	12	7

Other income	3,137	12	590